Reclassifications from Accumulated Other Comprehensive Loss - Amount Reclassified from AOCL (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Defined benefit pension plans
Reclassification from accumulated other comprehensive loss
Net of income tax expense	$ (3,108)	$ (1,702)	$ (2,062)
Defined benefit pension plans | Reclassification from accumulated other comprehensive loss
Reclassification from accumulated other comprehensive loss
Total before income tax expense	(5,155)	(3,183)	(3,526)
Income tax expense	2,047	1,481	1,464
Prior service cost | Reclassification from accumulated other comprehensive loss | Selling, general and administrative expenses
Reclassification from accumulated other comprehensive loss
Total before income tax expense		(67)	(240)
Unrecognized net loss | Reclassification from accumulated other comprehensive loss | Selling, general and administrative expenses
Reclassification from accumulated other comprehensive loss
Total before income tax expense	$ (5,155)	$ (3,116)	$ (3,286)